Organization and Basis of Presentation - Summary of Financial Information of VIE and VIE's Subsidiaries (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Table Text Block Supplement [Abstract]
Accounts Receivable, Allowance	¥ 45,867	$ 6,284	¥ 38,396
Contract Assets, Net Of Allowances	61,856	8,474	58,790	$ 8,054	¥ 35,770	¥ 14,478
Variable Interest Entity, Primary Beneficiary [Member]
Table Text Block Supplement [Abstract]
Accounts Receivable, Allowance	45,590	6,246	38,123
Contract Assets, Net Of Allowances	¥ 61,856	$ 8,474	¥ 58,790